Subsequent Events (Details Narrative) - USD ($)								12 Months Ended
	Jun. 28, 2024	Feb. 14, 2024	Feb. 12, 2024	Jan. 28, 2024	Jan. 10, 2024	Jan. 08, 2024	Feb. 28, 2023	Dec. 31, 2023	May 02, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Purchase of ordinary shares							2,884,500
Net proceeds							$ 4,522,314
Capital reduction description								Company effected a capital reduction to reduce the par value of each of the then issued Consolidated Shares from US$4.00 to US$0.00001 by cancelling the paid-up capital of the Company to the extent of US$3.99999 on each of the then issued Consolidated Shares. immediately following the Capital Reduction, the Company shall sub-divide the balance of each unissued Consolidated Share in the authorised share capital of the Company into 400,000 ordinary shares with par value of US$0.00001 each in the share capital of the Company.
Increase decrease in dividend amount									$ 50,000,000
Common stock shares authorized								5,000,000,000,000	5,000,000,000,000	5,000,000,000,000
Common stock, par or stated value per share (in dollars per share)								$ 0.00001	$ 0.00001	$ 0.00001
Cash								$ 52,659		$ 209,561
Subsequent Event [Member] | Agreement Seven [Member]
Subsequent Event [Line Items]
Purchase of ordinary shares				2,040,000		2,040,000
Consideration received						$ 1,020,000
Net proceeds					$ 1,184,676
Subsequent Event [Member] | Agreement Eight [Member]
Subsequent Event [Line Items]
Purchase of ordinary shares		2,640,000	2,640,000
Consideration received			$ 3,490,720
Subsequent Event [Member] | Equity Acquisition Agreement [Member]
Subsequent Event [Line Items]
Issued and outstanding equity percentage	65.00%
Purchase price for equity acquisition	$ 40,000,000
Cash	33,000,000
promissory note	$ 7,000,000